WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 33.8%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.5%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	300,000	$278,619	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	7,043,000	6,329,122	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,279,689
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	24,510,991
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	34,399,189
AT&T Inc., Senior Notes	2.250%	2/1/32	16,870,000	14,984,486
AT&T Inc., Senior Notes	2.550%	12/1/33	10,540,000	9,385,238
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	5,039,344
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	5,895,490
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	23,239,675
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	6,548,379
AT&T Inc., Senior Notes	3.300%	2/1/52	4,250,000	3,656,431
AT&T Inc., Senior Notes	3.500%	9/15/53	24,380,000	21,485,228
AT&T Inc., Senior Notes	3.550%	9/15/55	25,651,000	22,711,098
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	1,392,804
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	4,129,113
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	6,626,603
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	12,414,058
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,504,311
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,988,563
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	4,771,529
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	12,581,664
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	29,514,572
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,103,309
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	10,349,757
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	12,042,241

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	$38,418,035
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	60,729,000	54,953,651	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	25,109,335
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,346,915
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,204,386
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	12,864,322
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	27,312,071
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	4,145,821
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	4,850,061
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	9,600,117
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	14,686,985
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,823,330
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	24,631,831
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	39,842,811
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	18,874,280

Total Diversified Telecommunication Services				570,825,454

Entertainment - 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	6,560,000	6,559,002	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	9,150,000	9,205,961	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	54,790,000	55,101,624	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	3,380,000	3,454,710	(a)
Magallanes Inc., Senior Notes	5.141%	3/15/52	39,790,000	40,803,481	(a)
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	327,952
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,000,100

Total Entertainment				122,452,830

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Interactive Media & Services - 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	$3,353,273
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,121,073
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,913,533
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	10,098,507
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	5,650,000	5,006,302	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	39,900,000	34,694,285	(a)

Total Interactive Media & Services				66,186,973

Media - 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	7,858,944	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,403,184	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,372,396	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	8,733,520	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	10,698,298	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	24,792,414
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	5,474,727	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	30,440,795
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	56,561,858
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	21,054,427
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,920,244

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	$18,940,137
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	9,486,639
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	5,558,170
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,556,218
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,450,000	21,803,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000,000	9,950,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	5,755,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,101,124
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	11,158,158
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,297,217
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,994,403
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	27,348,701
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	10,055,222
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	12,560,168

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	$58,753,168
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,074,407
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	21,811,786
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,850,249
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	260,912
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	72,017
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	584,699
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	8,587,182
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,503,511
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	7,699,291
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,461,343
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	3,063,314
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	225,467
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,297,002
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	9,750,822
Comcast Corp., Senior Notes	3.450%	2/1/50	2,427,000	2,280,908
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	7,632,034
Comcast Corp., Senior Notes	2.887%	11/1/51	12,680,000	10,742,844	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	4,012,508	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	2,720,000	2,295,095	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,850,534
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	5,331,833
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	10,567,431
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	6,041,194	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	1,061,900	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	15,218,373
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	5,266,957
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	10,859,505
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,829,227
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	9,099,684

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Entertainment Co. LP,
Senior Secured Notes	8.375%	7/15/33	2,060,000	$2,693,909
Virgin Media Secured Finance PLC,
Senior Secured Notes	5.500%	5/15/29	10,960,000	10,895,391	(a)

Total Media				573,551,641

Wireless Telecommunication Services - 0.7%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	738,963	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	750,000	658,654	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	32,320,000	29,013,502	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	736,924
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	19,410,455
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	989,283
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	5,854,261
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,267,500	1,294,664	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,396,240
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	15,201,400
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	9,251,633
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	7,553,925
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	14,350,000	13,525,449
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	13,570,000	12,790,268	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	57,737,926
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	2,941,958
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	49,585,000	49,845,926
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	8,774,963
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	4,915,284
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	1,076,154	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	17,078,022

Total Wireless Telecommunication Services				262,785,854

TOTAL COMMUNICATION SERVICES				1,595,802,752

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	$18,119,903
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,475,350
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,177,618
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,186,206
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,031,544
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	28,719,190
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,279,717
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	522,079
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	12,483,233
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	735,999
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	8,499,950
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	31,501,170
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	15,964,376
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	5,972,605
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,927,267
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,362,231
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,088,618
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,140,702
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	9,056,999
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	7,932,765
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	931,761
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,383,242
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	5,140,000	4,626,197
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	18,278,399	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	$40,183,192	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	34,829,399	(a)

Total Automobiles				278,409,712

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	8,629,985	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,484,476

Total Diversified Consumer Services				12,114,461

Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,261,836	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,905,103	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,783,347	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	329,819
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,087,883
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,032,788	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,558,180	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	2,845,749	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,971,954
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	45,810,000	43,768,240
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	21,764,319
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,748,704
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,252,450
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,048,000
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	12,020,296
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	12,922,778
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	8,531,767
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,432,480
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	9,481,480

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	$1,546,065
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	26,665,637
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	16,976,100
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	7,134,375
Sands China Ltd., Senior Notes	2.550%	3/8/27	20,750,000	18,125,125	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	6,798,018
Sands China Ltd., Senior Notes	3.100%	3/8/29	14,360,000	12,277,800	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	10,910,000	8,946,200	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,598,992	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	18,605,363	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	671,069	(a)

Total Hotels, Restaurants & Leisure				285,091,917

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,770,062
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,399,022
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	20,982
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	6,466,450
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	555,646
Newell Brands Inc., Senior Notes	4.100%	4/1/23	2,188,000	2,211,931
Newell Brands Inc., Senior Notes	4.450%	4/1/26	150,000	151,126
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,789,913

Total Household Durables				20,365,132

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	16,351,112
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	19,526,733
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	15,495,938
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	9,151,713
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	8,867,594
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	7,214,639
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	12,303,590
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	9,045,622
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	14,197,718
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	9,431,321
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	3,682,317
Prosus NV, Senior Notes	3.061%	7/13/31	72,750,000	60,537,723	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	$18,523,422	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,734,887	(a)

Total Internet & Direct Marketing Retail				207,064,329

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,390,508
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	13,776,212

Total Multiline Retail				15,166,720

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	8,503,388
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,666,174
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,031,318
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	10,207,728
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,815,923
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	26,806,978
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	6,363,628

Total Specialty Retail				64,395,137

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,196,609	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,846,075	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	7,782,810
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	12,522,438
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	12,099,958
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	6,148,099
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	15,281,384

Total Textiles, Apparel & Luxury Goods				59,877,373

TOTAL CONSUMER DISCRETIONARY				942,484,781

CONSUMER STAPLES - 1.8%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	38,103,385
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	24,524,628
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	8,366,605
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	28,360,000	30,774,866

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	$5,788,007
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	18,340,608
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	2,350,000	2,544,673
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	6,940,447
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	35,499,084
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	7,775,270
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	14,386,797
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,714,665
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	5,390,094
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,421,591
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,578,403
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,371,767
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,208,941
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,299,071
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	15,827,466
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,564,558
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,608,885
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	11,893,724
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,414,295

Total Beverages				261,337,830

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	22,499,238
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	12,228,730
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,437,246	2,600,646
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,728,316	1,934,743

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	182,528	$189,715	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	6,847,625	7,333,890
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,798,519
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,690,178

Total Food & Staples Retailing				58,275,659

Food Products - 0.4%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,636,397	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,511,456	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,798,240
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,195,813
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,453,113
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	496,100
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,776,905
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,417,375
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	367,874	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	295,345
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,448,496
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	13,384,313
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	5,373,334
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	8,628,918
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	7,447,661
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,303,110	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,842,574	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	5,652,343	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	7,911,579	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	21,372,327

Total Food Products				131,313,273

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,494,339
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,111,466
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	394,798
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	895,527	(a)

Total Household Products				9,896,130

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	$3,664,512
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	17,306,702
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	1,023,752
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	14,059,975
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	14,529,590
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	5,908,764
Altria Group Inc., Senior Notes	5.950%	2/14/49	24,060,000	26,148,158
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	6,392,816
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	2,064,430
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	15,454,178
BAT Capital Corp., Senior Notes	4.540%	8/15/47	41,905,000	37,507,030
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,347,890	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,220,623
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	14,877,571
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,127,583
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	8,153,860
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,103,086
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	7,824,248

Total Tobacco				203,714,768

TOTAL CONSUMER STAPLES				664,537,660

ENERGY - 5.8%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	326,000	333,289
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,482,916
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	7,063,152

Total Energy Equipment & Services				12,879,357

Oil, Gas & Consumable Fuels - 5.8%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	6,089,717
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	10,100
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,131,700
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	12,839,640
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,645,391
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	10,257,634
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,272,346

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	$11,755,244
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	2,982,074
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	17,589,255
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,785,338
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,273,915
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	9,420,357
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,428,472
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	24,371,249
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,560,178
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	977,766
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,429,569
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	21,527,844
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	7,451,076	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	16,784,216	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,539,312
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,612,886
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	17,908,196	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	15,312,686
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,020
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,515,482
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	66,289
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	7,386,217
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	20,646,627
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,069,644

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	$12,105
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	53,656
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	857,064
Continental Resources Inc., Senior Notes	4.500%	4/15/23	9,038,000	9,161,007
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,516,057
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,722,650	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	19,076,847
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	12,660,804	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	9,429,982
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	29,806,743	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	26,029,381	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,526,129
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	13,080,388
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,294,240
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,190,356
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,647,460
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	11,485,619
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	14,502,947
Devon Energy Corp., Senior Notes	5.000%	6/15/45	49,600,000	54,203,544
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	430,008
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	15,360,617
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	11,246,224
Ecopetrol SA, Senior Notes	4.625%	11/2/31	16,620,000	15,064,451
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	36,181,144
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	3,394,000	2,914,598	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	7,375,000	$7,266,589	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	14,514,885	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	15,862,000	15,505,105	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	11,192,198
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	5,140,675
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,382,128
Energy Transfer LP, Senior Notes	3.750%	5/15/30	39,330,000	38,747,387
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,804,531
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	2,185,121
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,207,670
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	2,065,590
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	10,315,252
Energy Transfer LP, Senior Notes	5.400%	10/1/47	11,290,000	11,863,017
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000,000	23,037,947
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	4,733,959
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	517,999
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	4,155,859
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	27,189,591
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	8,503,914
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	31,730,721
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,370,279
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,031,303
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	6,680,040

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	$1,799,191
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,355,472
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	23,477,000	21,553,563
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	6,476,109
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	4,965,000	4,617,387	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	6,676,583
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,000,772
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	13,342,020
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	24,573,952
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,287,283
EQT Corp., Senior Notes	6.625%	2/1/25	1,230,000	1,300,725
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	583,458	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	28,099,043
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	10,778,068
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	11,834,836	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,416,182
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	37,360,737
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,656,576
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	13,483,052
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	3,237,639
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	24,521,923
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	5,376,450
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	5,846,446
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	8,721,422	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	11,652,748	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,859,302
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,739,108
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,021,970

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	$1,374,540
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	735,347
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	2,899,421
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,850,000	2,958,934
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,198,704
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	14,419,276
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	4,943,441
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	9,559,184
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,732,112	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,158,296
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,161,761
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	9,432,150
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	12,085,519
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	5,989,446
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	12,580,458
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	8,960,163
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,500,000	2,565,713	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,341,454
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	12,670,489
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,411,554
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	19,108,367
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,759,137
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	59,202
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	19,827,425
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	17,520,827
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,987,844
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	27,279,471

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	$5,985,625
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	16,021,032
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	32,429,518
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	9,281,122
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	27,416,025
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	19,438,392
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,064,017	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	14,967,387
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	96,802,210
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,563,960
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	22,438,786
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	5,000,000	5,069,250
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	28,371,126
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	19,725,984
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,556,125
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,013,469
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,917,446
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	11,394,573
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,361,657
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	14,313,352
Qatar Energy, Senior Notes	2.250%	7/12/31	36,230,000	33,421,233	(a)
Qatar Energy, Senior Notes	3.125%	7/12/41	21,990,000	20,062,489	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	23,770,000	21,886,370	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	542,000

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	$7,258,175
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,231,549
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	9,571,610	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	31,080,000	27,639,593	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,005,208
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,169,460	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,466,802
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	13,684,325
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,174,747
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,094,703
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,915,670
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	9,361,388
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	700,299
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	26,114,176
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,144,308	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	6,011,517	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	11,964,837
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	932,760
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,856,931
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,520,000	5,520,800
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	806,656	(a)

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	$1,903,902
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,457,574
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,988,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,278,385
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	11,570,000	11,701,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,464,611
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	17,182,262	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	39,697,788
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	9,751,473	(a)
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	9,840,000	9,788,832
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,414,691
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	42,385,000	42,251,275
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	1,160,505
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,671,110
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	6,340,000	6,193,324
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	3,870,000	3,831,747	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	3,986,396
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,840,086

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	$5,518,933
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,862,739
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,289,144
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,063,743
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,131,239
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,039,390
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	4,345,892
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	9,127,081

Total Oil, Gas & Consumable Fuels				2,132,743,681

TOTAL ENERGY				2,145,623,038

FINANCIALS - 9.7%
Banks - 7.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	8,403,937	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	4/18/22	7,226,000	6,243,202	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	8,716,887
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	42,436,515
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.358%	4/12/23	6,200,000	6,234,497	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,292,195
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	236,181
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,263,113
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,375,777
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	38,291,513
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	31,469,977	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	6,124,742	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	26,196,457	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	22,349,086	(c)

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	$18,422,752	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	17,780,000	16,678,828	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	40,088,047	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	26,926,592	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	21,109,728	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,252,317	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	87,180,320	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	8,270,450	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	54,883,138	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	7,939,056	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,429,668
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,381,913
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,157,323
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	14,941,735

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	$2,256,708	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,689,099
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,740,713	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,015,935
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,266,303
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	11,418,202	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	67,901,254	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,864,674	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	47,407,471	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	17,102,118	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	9,114,632	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	52,137,262	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	9,619,282	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,024,203	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	6,488,069	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,403,408	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	14,794,345
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,129,255	(b)(c)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	$18,696,476	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,728,675	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,333,557
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	27,348,547
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,402,971
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,311,833	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	18,075,116	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	32,567,425	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	18,566,485	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,646,441	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	64,529,165	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	28,570,000	28,354,629	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	7,769,388	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	16,609,524	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	19,427,931	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	710,041
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	19,659,756
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	26,994,703
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,844,803
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	38,144,176
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,010,435
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	160,511
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,727,308

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	$2,042,815
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,234,956
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	33,005,625
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	30,882,216	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	14,517,183	(a)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	8,720,000	8,705,183	(a)(c)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,104,703	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	8,446,137	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,544,421	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	19,237,253	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	17,756,232	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,294,337	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,797,460
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	13,628,864
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	4,889,589
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	28,629,412	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	17,668,593	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	4,984,216
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	16,165,648

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	22,730,000	$23,384,388	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,121,411	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	17,924,707	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	39,518,501	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	11,169,315	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,410
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	40,585,032	(c)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	17,541,528	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	23,950,394	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	12,771,896	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	9,590,447	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	8,661,564	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	9,068,469	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	14,734,227	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	29,723,726	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	36,225,779	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	$19,568,314	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	7,441,061	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	15,918,495	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,265,602
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	14,846,432
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,187,465
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	23,476,636
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,063,241	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,726,766
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	14,429,666
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	206,571
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,211,268	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,695,186
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,839,413	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,153,841	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,673,109	(c)

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	$3,199,532	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	20,896,201
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,407,376
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	2,571,142	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	785,284	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,265,643	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,305,533
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,341,263
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	324,607	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	29,578,242
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,060,664
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	29,130,877
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	24,319,061
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	18,720,059	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	24,499,688	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	26,215,243	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	5,490,349	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	8,260,272	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	23,431,684	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	$16,878,805	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	162,180,000	193,330,409	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,856,693
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	24,556,456
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,477,097
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,198,068
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	21,829,795
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	18,174,488
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,196,007
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	24,570,351

Total Banks				2,622,389,367

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,843,077
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,515,605
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	13,639,182
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,035,500	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,788,008
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	39,528,608	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,235,754	(a)(c)

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	$36,746,185	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	33,471,268	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/2/22	303,000	243,915	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	12,727,320
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,206,565
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,511,574
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,090,011
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	17,106,919
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,686,710
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	9,287,935
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	38,317,646
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	10,939,064
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	18,218,606	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,812,514	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	6,776,146	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,789,106	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	$5,773,371	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	77,048,133	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	22,188,540	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,812,593	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	24,774,646
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	10,917,781
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	24,498,816
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,599,446	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	38,272,852	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,825,575	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	24,747,694	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	42,742,025	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	35,660,151	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,214,163	(c)
UBS AG, Senior Notes	4.500%	6/26/48	10,093,000	11,213,575	(a)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	$42,647,604	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	32,729,056	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,975,319	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	15,860,883	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	6,495,915	(a)(c)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,303,894	(a)(c)

Total Capital Markets				731,819,250

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	18,066,182
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	37,570,000	34,803,299
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	24,018,084
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	12,832,595
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes, Step bond (8.620% to 1/2/25 then 0.000%)	8.620%	1/2/25	1,261,206	1,374,157
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	11,110,000	11,953,693
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	4.300%	12/21/65	2,870,000	2,339,050	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,583,986
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	7,298,255	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	8,624,390	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	$627,108	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,178,886	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,857,558	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,015,601	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	18,236,782	(e)(f)

Total Diversified Financial Services				148,809,626

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	298,643	340,453	(a)(b)
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	7,810,504
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	12,674,445
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	21,561,934
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	364,714
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,499,412
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,595,038	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,635,500	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	5,942,327
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,973,442	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,069,798	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,580,387	(a)

Total Insurance				94,047,954

TOTAL FINANCIALS				3,597,066,197

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.6%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	$52,312,621
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,273,072
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	46,827,615
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	10,338,493
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,562,784
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,804,075
AbbVie Inc., Senior Notes	3.200%	11/21/29	75,150,000	74,336,900
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	150,627
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	515,860
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,706,008
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,776,000	15,389,464
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,508,349
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,136,385
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	406,298
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,070,769
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,588,006
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	6,859,473
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	12,990,000	13,004,443	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	9,190,000	9,103,067	(a)
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	14,120,000	14,120,795	(a)

Total Biotechnology				280,015,104

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	17,806,131
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,756,361
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	12,397,023
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	8,681,000	8,759,146
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,072,000	1,090,304
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,426,049
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	6,733,975
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	18,144,852	(a)

Total Health Care Equipment & Supplies				75,113,841

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	$2,621,107
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,288,313
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,387,269
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,174,718
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	5,942,575
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,300,748
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,795,844
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	12,894,647
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,884,662
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,288,014
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,275,017
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	12,388,688
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,303,842
Cigna Corp., Senior Notes	4.375%	10/15/28	24,690,000	26,009,928
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	9,170,415
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	28,860,253
Cigna Corp., Senior Notes	4.900%	12/15/48	8,400,000	9,453,318
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,421,515
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,523,528
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,541,063
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,691,751
CVS Health Corp., Senior Notes	4.300%	3/25/28	20,750,000	21,742,006
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	21,609,825
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	8,776,681
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	3,359,055
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	12,260,959
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	4,814,153
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	14,049,327
CVS Health Corp., Senior Notes	5.050%	3/25/48	35,943,000	40,811,957
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	11,738,790
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	805,912	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,689,861
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	800,394
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	544,418
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	757,914
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,444,969
HCA Inc., Senior Notes	3.500%	9/1/30	15,493,000	14,994,649
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	18,569,050

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	$4,256,108
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	342,233
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,127,215
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,841,071
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	6,705,942
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,486,572
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,550,145
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,484,633
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,897,938
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,697,408
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,791,353
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	681,074
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	840,000	807,421	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	1,999,861
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,540,079
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,391,955
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,509,312
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,752,291
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	10,423,756
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,586,490
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,604,711
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	3,756,744
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	11,857,576
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	6,589,630
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	961,856

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	$10,754,007
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,403,680

Total Health Care Providers & Services				487,788,196

Pharmaceuticals - 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	4,799,102	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	35,939	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,237,355	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	16,364,544	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	18,322,613	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	5,803,237	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	62,900,000	49,511,420	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	585,534	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,574,556
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,688,620
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	25,221,715
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	12,239,345
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,744,079
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	3,910,435
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,001,980
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,165,938
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	17,936,796
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	30,825,868
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,131,594

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	$15,936,784
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	8,118,109
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	20,400,000	17,811,667
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	19,257,001
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	13,798,283
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	11,803,259
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,351
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,353,794
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,449,197
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,249,969
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,063,296
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,774,184
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	54,840,000	49,750,848
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	6,270,000	6,026,724
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	4,000,000	4,201,560
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	24,940,966
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	17,243,937
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	6,503,230

Total Pharmaceuticals				470,390,829

TOTAL HEALTH CARE				1,313,307,970

INDUSTRIALS - 2.6%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	10,965,146
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	46,798,508
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	20,691,210
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,659,953
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,851,557
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,542,433
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	15,857,438
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	25,599,893

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	$29,101,505
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,330,227
Boeing Co., Senior Notes	5.705%	5/1/40	23,976,000	26,861,569
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	8,497,758
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	48,994,419
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	16,715,053
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,759,922
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,026,785
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,680,597
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	9,164,847
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,253,765
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	3,334,831
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,289,273
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,440,777
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,676,547
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	16,977,587
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	29,775,450
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	25,424,021
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,182,791
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	14,607,181
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,143,714
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	12,058,309
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,547,382

Total Aerospace & Defense				423,810,448

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.6%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	1,758,908	$1,761,459
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,331,433
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,546,176
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	19,426,477
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	72,837,906	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	17,081,944	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	15,443,875	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	16,439,063	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	12,519,257	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	10,194,750	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	25,738,642	(a)

Total Airlines				205,320,982

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,640,000	1,529,858	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	771,469

Total Building Products				2,301,327

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	753,340	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	860,000	871,352	(a)
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	7,980,000
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,687,950
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	471,666
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,611,253	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,010,846

Total Commercial Services & Supplies				34,386,407

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	$703,794	(a)

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,339,883
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,339,516
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,811,157	(a)

Total Electrical Equipment				34,490,556

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	9,626,093
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,384,791
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	20,276,854
General Electric Co., Senior Notes	6.750%	3/15/32	5,539,000	6,992,503
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,402,194

Total Industrial Conglomerates				49,682,435

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,091,314
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	26,392,919
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,383,551

Total Machinery				36,867,784

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,882,773
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	730,000	658,232
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	9,186,341
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,953,340
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,216,937
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	26,650,732
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	23,637,724
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	12,253,858
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	2,567,000	2,656,331	(a)

Total Road & Rail				90,096,268

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	$9,472,666
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,453,406	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,360,627
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	196,737
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,504,480
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,611,605
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	26,689,141
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	9,903,103

Total Trading Companies & Distributors				60,191,765

Transportation Infrastructure - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	29,335,740	(a)

TOTAL INDUSTRIALS				967,187,506

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	2,935,000	2,972,568	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	840,000	774,799	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,385,609	(a)

Total Communications Equipment				6,132,976

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	40,576,021
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	4,808,638
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	11,819,846
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,964,799
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	6,292,403
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	26,449,472
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	9,147,465
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	18,536,773

Total IT Services				129,595,417

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,846,000	2,888,931
Broadcom Inc., Senior Notes	3.137%	11/15/35	58,100,000	51,307,306	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	134,009	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	$4,150,860
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	11,107,520
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	13,319,144
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	5,316,911
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	7,772,469
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	17,415,721
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	49,797,222
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	16,304,333
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,286,574	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	7,918,165

Total Semiconductors & Semiconductor Equipment				195,719,165

Software - 0.7%
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,550,947
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,352,678
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	73,656,123
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	41,537,890
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	382,554
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,460,698
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	3,056,053
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	580,851
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,970,471
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	820,000	779,164	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	36,230,000	33,831,865
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,466,440
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	38,643,325
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,517,448
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,600,460
Workday Inc., Senior Notes	3.500%	4/1/27	6,020,000	6,022,537	(d)
Workday Inc., Senior Notes	3.700%	4/1/29	10,220,000	10,252,032	(d)
Workday Inc., Senior Notes	3.800%	4/1/32	12,300,000	12,291,791	(d)

Total Software				266,953,327

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	32,107,091
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	31,673,049

Total Technology Hardware, Storage & Peripherals				63,780,140

TOTAL INFORMATION TECHNOLOGY				662,181,025

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 1.1%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	$14,452,344	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	1,533,000	1,601,336
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	14,576,906	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	10,918,560	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	9,869,700	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	26,316,101	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	23,594,067	(a)

Total Chemicals				101,329,014

Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	564,558	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	11,494,397

Total Containers & Packaging				12,058,955

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,398,400	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,165,584	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	13,173,810	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	4,105,095
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,845,925
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,308,285
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,092,103
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,084,848
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,750,000	1,834,962	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	40,486
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	134,109

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	$5,855,278
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,672,000	29,920,649
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,482,128	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	21,697,283	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,256,832	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	33,476,546	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	15,822,231	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	870,000	897,422	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	37,175,192
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	5,000,595
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	737,921
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	7,252,905
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	7,950,967
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,526,466

Total Metals & Mining				246,236,022

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	39,983,096
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	8,938,031

Total Paper & Forest Products				48,921,127

TOTAL MATERIALS				408,545,118

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	3,109,569	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	343,777
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	3,290,000	3,349,220
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	2,120,000	2,102,807
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	13,982,000	13,009,093

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	$23,957,012	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	567,400	(a)

TOTAL REAL ESTATE				46,438,878

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	5,587,286	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	192,671
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	3,550,944
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	7,878,229
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	400,484
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	5,812,852
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,398,636
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	15,929,443
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	59,186,000	73,106,547
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	10,814,962
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,587,731
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,977,474
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	7,188,379
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,411,435
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	3,263,952
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	5,733,629

Total Electric Utilities				173,834,654

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	$5,389,037
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	4,636,775
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,700,942

Total Multi-Utilities				14,726,754

TOTAL UTILITIES				188,561,408

TOTAL CORPORATE BONDS & NOTES (Cost - $12,756,480,517)				12,531,736,333

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.2%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	59,030,649

U.S. Government Obligations - 24.1%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,553,683
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,050,174
U.S. Treasury Bonds	1.125%	8/15/40	206,960,000	162,407,009
U.S. Treasury Bonds	2.250%	5/15/41	116,890,000	110,442,786
U.S. Treasury Bonds	1.750%	8/15/41	214,870,000	186,366,152
U.S. Treasury Bonds	2.000%	11/15/41	251,870,000	227,981,705
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	249,100,622	(g)(h)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	345,918,616	(g)(h)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	55,258,572
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	552,917,701	(g)
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	125,927,851
U.S. Treasury Bonds	1.250%	5/15/50	1,000,710,000	747,639,828
U.S. Treasury Bonds	1.375%	8/15/50	923,530,000	711,839,608
U.S. Treasury Bonds	1.625%	11/15/50	498,870,000	409,424,165
U.S. Treasury Bonds	1.875%	2/15/51	725,390,000	634,744,584
U.S. Treasury Bonds	2.375%	5/15/51	255,615,000	250,787,271
U.S. Treasury Bonds	2.000%	8/15/51	136,330,000	123,037,825
U.S. Treasury Bonds	1.875%	11/15/51	196,898,000	172,777,995
U.S. Treasury Bonds	2.250%	2/15/52	305,006,000	292,615,131
U.S. Treasury Notes	0.125%	7/15/23	850,000	829,829
U.S. Treasury Notes	0.125%	7/31/23	100,000	97,502
U.S. Treasury Notes	2.875%	9/30/23	560,000	566,355
U.S. Treasury Notes	0.125%	10/15/23	900,000	872,455
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,057,824
U.S. Treasury Notes	0.625%	10/15/24	20,670,000	19,735,005
U.S. Treasury Notes	0.250%	5/31/25	739,870,000	688,743,829

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.250%	6/30/25	586,290,000	$544,780,211
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,258,001
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	5,192,463
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	11,822,193
U.S. Treasury Notes	0.375%	11/30/25	43,600,000	40,317,226
U.S. Treasury Notes	0.375%	1/31/26	3,110,000	2,865,999
U.S. Treasury Notes	0.750%	3/31/26	22,930,000	21,387,151
U.S. Treasury Notes	0.875%	6/30/26	59,610,000	55,685,287
U.S. Treasury Notes	0.875%	9/30/26	56,510,000	52,610,589
U.S. Treasury Notes	1.250%	11/30/26	3,300,000	3,122,689
U.S. Treasury Notes	0.750%	1/31/28	179,230,000	162,616,220
U.S. Treasury Notes	1.250%	3/31/28	278,610,000	259,928,982
U.S. Treasury Notes	1.250%	4/30/28	750,390,000	699,181,743
U.S. Treasury Notes	1.250%	5/31/28	325,570,000	303,161,629
U.S. Treasury Notes	1.250%	6/30/28	366,330,000	340,844,308
U.S. Treasury Notes	1.125%	8/31/28	110,330,000	101,671,681
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,207
U.S. Treasury Notes	1.625%	5/15/31	107,300,000	101,050,613
U.S. Treasury Notes	1.250%	8/15/31	40,660,000	36,972,011
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,700,505
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	79,059,691

Total U.S. Government Obligations				8,916,928,476

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,862,706,397)				8,975,959,125

MORTGAGE-BACKED SECURITIES - 17.6%
FHLMC - 3.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-11/1/41	4,816,130	5,192,416
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-1/1/52	72,143,534	71,403,282
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-2/1/52	44,832,102	45,743,469
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	358	393
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	1,867,215	2,059,498
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	378,259,778	362,754,848
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	440,195,051	410,869,800

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	5,881,537	$5,333,533
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/42-3/1/50	67,558,837	69,764,904
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-3/1/49	25,904,932	27,216,052
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/51-3/1/52	27,947,501	26,840,997	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/51-11/1/51	26,017,818	24,225,990	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/51	10,563,177	10,403,504	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.872%	11/1/47	19,571,914	19,729,574	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.623%)	3.089%	2/1/50	27,344,702	27,502,754	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.012%	11/1/48	54,968,981	55,238,421	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.130%	3/1/47	3,626,275	3,602,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	3,906,256	4,118,639
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-5/1/48	1,355,779	1,443,888
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,429,990	1,565,603
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	385,964	431,934
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	14,525,572	14,850,153
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,832	3,031
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	8,407	9,401

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	96,634,269	$96,127,506
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	35,366,378	36,830,899

Total FHLMC				1,323,263,240

FNMA - 11.8%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	203,266,908	215,285,335
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	19,125,974	21,310,741
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,150,201
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	274,519	279,981
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	6,177,761	6,849,872
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	620,615	642,668
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,779,403	5,891,097
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	691,054	708,040
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,019,944	2,267,484
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,169	1,291
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	1,182,429	1,221,132
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,460,983	8,166,505
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,024,957	1,028,074
Federal National Mortgage Association (FNMA)	2.150%	2/1/32	2,960,000	2,773,416	(c)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/46	40,323,564	43,312,526
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/51	412,583,641	418,935,977
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-2/1/52	587,272,402	582,259,162

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	8,065,859	$7,661,137
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	19,758,317	22,010,151
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-3/1/52	735,547,415	706,043,604
Federal National Mortgage Association (FNMA)	2.000%	12/1/41-2/1/52	432,065,885	402,748,542
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	354,177,265	369,033,414
Federal National Mortgage Association (FNMA)	2.500%	3/1/51-4/1/52	98,048,679	94,002,014	(d)
Federal National Mortgage Association (FNMA)	2.000%	4/1/51-3/1/52	225,191,865	209,642,463	(d)
Federal National Mortgage Association (FNMA)	3.000%	8/1/51-3/1/52	176,737,832	174,940,106	(d)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52-5/1/52	316,300,000	301,631,323	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52-5/1/52	225,300,000	220,401,224	(i)
Federal National Mortgage Association (FNMA)	3.500%	5/1/52-6/1/52	463,000,000	461,469,003	(i)
Federal National Mortgage Association (FNMA)	4.000%	6/1/52	67,100,000	68,041,277	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.859%)	1.876%	11/1/35	9,251	9,665	(c)

Total FNMA				4,351,717,425

GNMA - 2.2%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	11,452	12,032
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	26,681	28,985
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,389,035	1,512,665
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	4,060,676	4,418,057
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	7,996	8,134

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,925,579		$3,241,149
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	28,622,020		28,572,011
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	21,931,560		23,443,152
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	10,581,658		10,835,568
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-12/20/51	5,787,006		6,274,272
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	939,203		1,056,061
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,075,976		2,291,870
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	108,963,011		113,996,843
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-7/20/50	116,828,758		118,769,601
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	94,180,676		97,510,787
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-9/20/51	68,529,813		67,935,547
Government National Mortgage Association (GNMA) II	3.000%	3/20/52	500,000		503,153	(d)
Government National Mortgage Association (GNMA) II	3.000%	5/1/52-6/1/52	215,000,000		211,767,172	(i)
Government National Mortgage Association (GNMA) II	3.500%	5/1/52-6/1/52	107,100,000		107,189,250	(i)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	22,400,000		22,684,375	(i)

Total GNMA					822,050,684

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,728,223,161)					6,497,031,349

SOVEREIGN BONDS - 7.8%
Argentina - 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	244,573	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,771,755
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	59,973,058		20,241,507

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	47,667,840		$14,593,986
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	22,200,000		7,867,902
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	20,490,394		8,805,952	(a)

Total Argentina					53,525,675

Brazil - 0.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	319,997,000	BRL	61,428,254
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,520,442
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		18,521,597
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	6,984,000		6,781,185
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		48,766,746
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		50,078,706
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	36,400,000		30,593,836

Total Brazil					220,690,766

China - 1.4%
China Government Bond	3.290%	5/23/29	2,849,530,000	CNY	462,946,325
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	18,544,011	(j)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,495,444	(j)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	43,931,802	(j)

Total China					534,917,582

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	22,800,000		$19,092,036
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		18,049,993
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		17,470,403
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		8,560,200

Total Colombia					63,172,632

Indonesia - 1.6%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		24,787,253	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		370,557	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		7,997,519
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		10,873,926	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,091,980
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	17,050,000		17,832,590	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000		29,187,412	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,000,249	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		27,355,019	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,182,508	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		29,894,658
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,053,161
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	122,403,997
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	250,171,008
Indonesia Treasury Bond	6.375%	4/15/32	279,555,000,000	IDR	18,948,038
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	20,009,821

Total Indonesia					574,159,696

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		$14,218,841
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		7,904,000
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		5,006,250	(j)

Total Israel					27,129,091

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		7,831,426	(j)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,380,946	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		27,582,750	(a)

Total Kenya					41,795,122

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		30,516,609	(a)

Mexico - 2.5%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	16,921,003
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	320,430,814
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	104,719,951
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	18,374,214
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	384,903,767
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		31,193,214
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		27,208,795
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		9,349,584

Total Mexico					913,101,342

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,753,581	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		8,760,614	(a)

Total Nigeria					16,514,195

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	39,170,000		$34,697,178
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		7,976,180

Total Panama					42,673,358

Paraguay - 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		10,874,700	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000		30,717,760
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,953,403
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		18,184,581

Total Peru					51,855,744

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000		40,975,942

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		24,553,241	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		69,736,280	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	21,490,000		24,210,118	(a)

Total Qatar					118,499,639

Russia - 0.1%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	816,142	*(k)
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	2,030,197	*(k)
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	157,606	*(k)
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	1,659,101	*(k)
Russian Federal Bond - OFZ	7.050%	1/19/28	9,423,889,000	RUB	5,799,316	*(k)
Russian Federal Bond - OFZ	6.900%	5/23/29	8,042,300,000	RUB	4,949,108	*(k)
Russian Federal Bond - OFZ	7.650%	4/10/30	7,332,630,000	RUB	4,512,388	*(k)
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	190,234	*(k)
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	3,337,151	*(k)

Total Russia					23,451,243

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000	$27,076,014	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	87,500,000	80,336,375	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000	5,667,089	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000	6,073,953	(a)

Total United Arab Emirates				119,153,431

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	2

TOTAL SOVEREIGN BONDS (Cost - $3,600,299,593)				2,883,006,769

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 7.4%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	3,147,305	2,950,753
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	26.774%	7/25/36	5,132,291	6,447,165	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	26.574%	8/25/36	2,435,992	2,321,169	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,809,467	2,707,603
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.173%	2/25/37	12,170,078	2,208,385	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.649%	7/20/46	289,446	223,101	(c)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.477%	7/17/26	17,080,000	17,000,107	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.717%	4/29/37	14,987,935	14,706,256	(a)(c)
BANK, 2020-BN29 C	3.028%	11/15/53	2,500,000	2,278,887	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	31,288,430	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.788%	7/15/37	16,390,000	16,019,037	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	9,256,368	8,806,500	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	1,990,793	1,889,469
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	33.583%	7/25/36	1,689,471	1,969,249	(c)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.627%	3/25/37	9,435,643	$8,890,914	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	27,663,331	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	7.033%	7/15/20	93,060,000	89,573,042	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	5.737%	2/15/39	19,160,000	19,151,043	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.317%	10/15/36	17,899,399	17,833,383	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.747%	11/15/32	4,253,679	4,219,391	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.544%	3/9/44	15,530,000	14,785,001	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA D	3.549%	3/11/44	4,190,000	3,774,044	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	4.287%	10/15/38	9,759,639	9,413,879	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	4.411%	2/15/39	25,260,000	24,723,925	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.657%	10/25/36	257,005	242,996	(a)(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.327%	11/15/36	17,095,000	17,047,633	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	2,819,389
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,012,654	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.462%	8/25/35	42,949	39,982	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.297%	11/15/37	112,444,286	111,245,596	(a)(c)
Commercial Mortgage Pass-Through Certificates, 2014-CR21 A3	3.528%	12/10/47	539,049	536,261

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	59

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Commercial Mortgage Pass-Through Certificates, 2015-DC1 C	4.332%	2/10/48	3,070,000	$2,943,186	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,735,011
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,471,014	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.063%	10/10/46	730,000	706,195	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,490,970	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.421%	12/10/47	11,948,000	11,341,617	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,088,757	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	14,100,488	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,441,422	(a)
Credit Suisse Mortgage Capital Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	4.268%	11/15/23	50,000,000	48,753,110	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	4.246%	1/15/25	33,000,000	32,137,606	(a)(c)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,323,997	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	11,463,643	(a)
CSMC Trust, 2015-2R 7A1	2.720%	8/27/36	5,664,328	5,741,487	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.807%	10/27/36	39,524,574	19,272,890	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.747%	7/15/32	23,400,000	20,843,550	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	19,934,284	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	39,781,219	39,151,720	(a)(c)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/22	148,347,500	148,145,124	(a)(c)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	47,520,000	47,421,082	(a)(c)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	4.107%	10/15/37	4,450,000	4,450,857	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.554%	10/15/37	7,990,000	8,070,784	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	22,427,007	22,035,707	(a)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	31,536,739	$30,931,461	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.991%	7/25/47	31,307,693	31,814,289	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	15,302,490	14,758,895	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	14,895,388	14,145,688	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	1.097%	6/15/34	20,260,000	20,061,723	(a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. USD LIBOR + 2.850%)	3.247%	7/15/38	6,957,182	6,860,096	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,394,360	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	4,602,804	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	22,500,000	1,823,124	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.239%	6/25/29	6,300,000	501,495	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	20,599,849	1,098,781	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.385%	1/25/30	15,496,000	1,464,355	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.697%	4/25/30	36,616,564	3,998,719	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.426%	7/25/30	9,355,971	886,521	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	61

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.774%	12/25/30	27,903,027	$1,524,225	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.308%	7/25/26	20,527,525	905,837	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.636%	10/25/26	43,435,472	1,033,504	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.572%	12/25/27	43,153,540	1,225,901	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	20,489,591	712,241	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.926%	5/25/28	76,000,000	3,769,304	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.101%	11/25/31	15,053,027	248,655	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.330%	7/25/35	18,602,356	2,478,290	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	12,985,213	626,208	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	12,528,176	485,712	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,985,066	4,362,584

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	6,279,677	$6,691,703
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	5.893%	11/15/36	741,280	101,595	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.033%	2/15/37	4,104,707	599,682	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.633%	9/15/37	1,169,102	157,599	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	442,623	2,776
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	5.833%	1/15/40	1,538,366	220,743	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,395,987	2,498,274
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	1,305,729	1,318,736
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.553%	10/15/41	2,859,308	387,351	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.093%	12/15/41	2,804,792	459,008	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.653%	8/15/39	2,034,716	257,059	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.603%	8/15/42	713,922	112,207	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	2,100,865	213,880
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,504,656	86,806
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	5.853%	9/15/42	1,310,839	148,989	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,323,132	58,812

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	63

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	366,298	$15,713
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.570%	4/15/41	3,015,814	125,851	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	10,485,506	10,274,541
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	6,917,738	6,778,397
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	5,269,418	5,151,973
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	9,052,158	1,364,777
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	24,626,201	4,156,725
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	10,376,547	1,760,099
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	18,847,082	2,640,665
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	6,101,621	892,339
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	29,925,100	4,967,884
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	7,398,624	1,133,300
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	36,197,348	5,133,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,732,474	1,008,067
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,316,569	376,664
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	4.207%	8/25/50	2,349,630	2,352,913	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.899%	10/25/50	18,832,000	19,171,884	(a)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	2.899%	10/25/50	25,986,315	$26,048,885	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.099%	12/25/50	38,540,000	38,088,253	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.899%	1/25/51	34,330,000	33,664,513	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.149%	1/25/34	10,440,000	9,764,337	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	20,000,000	19,933,500	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	339,656	18,624
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.679%	2/15/38	639,627	29,091	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.703%	8/15/44	4,840,317	775,268	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.603%	12/15/46	12,399,352	1,808,062	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.499%	8/25/33	13,640,000	12,752,987	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.399%	8/25/33	38,980,000	38,461,472	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	2.499%	2/25/42	32,190,000	31,367,468	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.457%	7/25/24	26,836,232	$26,991,221	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.457%	7/25/25	7,061,713	7,189,950	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.657%	1/25/30	15,218,361	15,307,393	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.857%	5/25/30	16,048,862	16,250,857	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	4.207%	10/25/30	8,520,000	8,438,410	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.607%	10/25/30	4,131,621	4,151,070	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.707%	1/25/31	22,076,000	22,192,767	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.807%	4/25/31	8,100,000	8,200,589	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.354%	2/25/43	1,316,225	1,334,776	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4 X2, IO	2.842%	7/25/22	1,008,903	10	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,692,140	3,743,110	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	2,437,951	2,453,894	(c)

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	$5,441,836
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	10,234,887
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	9,809,681	10,107,386
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.835%	6/25/34	15,499,131	820,253	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.588%	6/25/29	54,930,196	1,827,473	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,094,659	6,015,372
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	6,883,832	6,879,776	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	11,590,300	11,349,255
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,551,249	3,480,624
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.460%	9/25/34	44,399,438	4,097,233	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.517%	10/25/35	1,426,983	61,966	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.765%	3/25/36	949,212	39,032	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.387%	7/25/36	2,086,186	144,898	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.230%	12/25/36	2,299,754	166,252	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	67

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.230%	12/25/36	2,521,672	$119,017	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.023%	4/25/40	1,172,123	171,939	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	7,129,507	7,298,662
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	590,254	638,807
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.243%	10/25/26	388,631	25,631	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	354,107	374,681
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.043%	4/25/42	1,403,938	226,488	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	2,256,238	2,478,550
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	3,530,353	4,047,260
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.193%	2/25/41	26,769	135	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	225,249	206,814
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.193%	3/25/42	2,553,433	281,648	(c)

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	134,780	$123,671
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.143%	7/25/42	230,175	33,066	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	583,608	28,578
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	642,176	21,659
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	1,841,022	299,565	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	1,338,689	203,645	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	12/25/42	4,427,067	718,339	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	3,214,198	3,599,499
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	8,723,841	9,365,887
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	3/25/42	2,777,730	283,603	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,429,424	341,644
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	716,100	14,919

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	69

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,308,463	$333,834
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	6/25/43	3,543,235	591,151	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.493%	12/25/43	7,644,315	1,113,965	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.611%	8/25/44	3,121,133	146,999	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.402%	8/25/55	6,810,184	243,724	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.693%	8/25/45	1,955,469	338,266	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.543%	11/25/45	11,314,928	1,809,007	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.643%	9/25/46	5,269,402	603,095	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.643%	10/25/57	20,338,166	3,761,481	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	5.743%	11/25/47	7,175,819	1,085,448	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,359,105	10,719,739

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	19,314,945	$3,244,967
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	13,895,605	2,265,984
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	8,461,858	1,382,924
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	54,278,958	7,851,929
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	20,838,880	2,651,764
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,963,589	1,146,701
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	28,515,050	5,044,401
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	43,187,189	6,251,354
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	335,052	62,781
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	641,972	145,156
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	283,427	46,186
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	154,854	28,029	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	121,617	23,464	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	195,255	31,914

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	822,563	$150,220
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	1,573,424	68,608
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	85,318	4,236
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,000,374	208,084
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,472,849	239,199
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	698,122	113,175
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.787%	6/25/37	6,788,570	2,038,226	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,440,306	1,440,845	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.975%	10/25/36	33,889,238	5,951,289	(a)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	20,415,073	204	(a)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	687,432,201	4,163,021	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.541%	4/20/36	385,885	48,798	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.131%	8/20/37	1,505,713	136,927	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.031%	4/20/40	226,028	34,552	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	121,101	121,109

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.201%	1/20/40	51,460	$1,894	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	736,783	739,058
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	21,819,359	23,623,294
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	814,592	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.231%	5/20/60	335,108	337,106	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.456%	8/20/58	877,787	873,791	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.486%	12/20/60	237,700	236,585	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.506%	12/20/60	3,948,617	3,932,261	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	82,723	3,948
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.556%	2/20/61	1,291,385	1,287,194	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	0.586%	3/20/61	3,493,021	3,483,698	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	0.606%	3/20/61	3,131,902	3,124,860	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.601%	3/20/42	1,016,671	163,647	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	460,886	16,433

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	8/16/42	1,701,054	$273,686	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.605%	1/16/54	26,837,654	504,886	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.057%	10/16/48	49,620,583	131,440	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.385%	11/16/47	16,225,004	199,374	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.764%	11/16/47	3,988,716	3,888,422	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.120%	11/20/42	1,126,379	26,268	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.356%	6/16/48	345,893	348,730	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	1,709,395	68,344
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	371,350	61,815
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.701%	2/20/46	14,941,075	2,614,972	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,706,745	518,687
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	10/16/46	5,271,718	1,104,074	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.423%	8/16/58	13,928,166	438,278	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.654%	2/16/57	18,469,359	771,605	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.631%	7/16/58	12,370,199	439,493	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.536%	2/16/59	5,079,477	201,385	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.518%	4/16/57	35,025,405	1,275,121	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.598%	12/16/59	4,421,533	182,426	(c)

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.197%	7/20/67	23,162,675	$1,850,929	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.614%	9/20/67	18,941,695	1,161,069	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.038%	10/20/67	9,818,365	703,506	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.368%	11/20/67	3,001,849	180,815	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	3,767,525	3,739,335
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	0.406%	2/20/68	11,160,759	11,095,461	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.406%	5/20/68	20,484,736	20,361,963	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	0.406%	5/20/68	9,878,406	9,808,564	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.406%	7/20/68	6,666,472	6,618,237	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.478%	10/20/68	4,670,465	4,591,887	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	5,241,451	5,185,133
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	19,256,681	2,905,286
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	6,482,087	958,398
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.842%	5/16/60	24,309,124	1,627,139	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	7,831,783	1,106,689
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	22,769,625	3,307,361
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	10,867,605	1,566,320

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	75

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	10,376,491	$1,498,134
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,106,826	1,061,753
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	9,890,452	1,445,382
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	32,348,233	4,227,481
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	71,599,331	7,511,779
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,787,131	547,571	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.599%	5/20/70	21,312,632	21,922,881	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.699%	4/20/70	5,490,284	5,597,821	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.949%	7/20/70	2,064,466	2,058,023	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.899%	7/20/70	6,642,138	6,615,080	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.899%	7/20/70	2,763,697	2,753,256	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.849%	8/20/70	70,958	70,758	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	485,582	91,783
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,344,078	1,455,093	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.823%	5/16/63	34,113,289	2,398,464	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	31,380,720	2,298,663	(c)

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.879%	11/16/63	9,816,180	$763,753	(c)
Government National Mortgage Association (GNMA), 2021-133, IO	0.882%	7/16/63	21,834,126	1,650,680	(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.641%	2/16/61	9,271,999	590,619	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,996,903	1,961,039	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	66,500,000	4,342,696	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.731%	12/15/36	15,590,000	15,355,835	(a)(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	1.097%	10/25/45	1,664,798	1,678,449	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	1.017%	11/25/45	11,778,163	7,591,414	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.917%	4/25/36	125,650	134,772	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.947%	9/15/31	131,383,175	118,955,799	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	4.847%	11/15/32	12,548,000	12,251,521	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,331,211	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.028%	5/10/50	16,340,000	16,179,662	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,495,372
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	29,372,083	29,321,925	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.435%	11/25/35	572,368	381,212	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.929%	6/19/35	1,974,472	1,967,968	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	77

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.073%	6/19/45	1,904,470	$1,051,992	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	2.598%	2/25/36	460,828	197,446	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.629%	11/19/46	110,050	86,618	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.977%	11/25/35	1,642,992	1,535,071	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.957%	5/25/37	4,191,630	4,149,328	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	2.780%	8/25/35	114,054	74,697	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.327%	12/26/36	15,685,328	9,509,167	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.549%	8/15/46	4,000,000	3,960,100	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.886%	1/15/47	1,602,000	1,623,898	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,922,723
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.264%	7/15/48	19,921,000	19,649,710	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.622%	8/15/48	10,543,000	10,667,492	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	629,572
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.222%	2/15/51	911,055	828,058	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.147%	5/15/28	10,175,200	9,406,973	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.435%	8/15/49	1,510,000	1,411,894	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	7,080,153	7,066,761	(a)(c)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	5,463,581	$5,440,611	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	8,170,682	8,091,464	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.503%	9/27/36	12,710,123	11,750,813	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (3.250% to 10/25/22, 6.250% to 10/25/23 then 7.250%)	3.250%	11/25/59	58,457,319	58,251,012	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	24,234,909	23,539,878	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.693%	11/25/36	5,972,912	1,662,256	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.737%	7/25/34	169,721	160,424	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.667%	4/25/46	81,132	75,980	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,364,682	1,093,664	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,753,305	1,585,946	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.807%	5/25/35	1,887,346	981,257	(a)(c)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	3.547%	11/15/38	36,130,000	35,352,378	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	2.498%	4/15/38	159,000	155,657	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.408%	8/12/48	1,993,846	980,466	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.408%	8/12/48	314,848	154,825	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	206,856	203,843	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.401%	7/25/34	8,751	$8,880	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.500%	7/25/35	616,360	585,356	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.571%	4/16/36	34,822,674	33,123,299	(a)(c)
MRA Issuance Trust, 2021-EBO1 A2X (1 mo. USD LIBOR + 1.750%)	1.981%	4/15/22	41,920,000	41,904,205	(a)(c)
Multifamily Trust, 2016-1 B	14.508%	4/25/46	1,933,332	2,186,623	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	29,602,032	29,574,553	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	48,661	30,599
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.707%	2/26/46	9,226,597	8,129,519	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	26,568,186	26,062,466	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	3.145%	10/27/22	6,088,007	6,078,959	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.357%	2/27/24	20,613,625	20,735,381	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.693%	6/25/36	8,212,554	1,386,228	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	21,742,754	20,083,310	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	30,725,671	28,629,234	(a)(c)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	376,353	205,113
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	166,321	124,759
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.907%	1/25/37	5,643,324	2,095,839	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	2.773%	3/25/36	5,436,823	5,051,685	(a)(c)
Redwood Funding Trust, 2019-1 PT, Step bond (4.213% to 8/27/22, 4.468% to 8/27/23 then 4.968%)	4.213%	9/27/24	28,153,630	28,104,080	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.627%	7/25/36	8,536,671	603,754	(a)(c)

See Notes to Schedule of Investments.

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(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.857%	5/25/34	7,435	$7,170	(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	5,978,056	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	3.285%	1/15/27	15,000,000	14,838,166	(a)(c)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	23,410,000	20,285,046	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.648%	7/25/34	535	560	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.817%	7/25/46	94,035	82,907	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	1.189%	10/19/33	52,301	50,578	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.807%	4/25/36	16,007,604	2,698,250	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,444,884
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,965,887
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	57,598,288	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.315%	2/15/51	3,437,156	2,653,485	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.519%	9/25/33	4,768	4,718	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	1.417%	11/25/45	16,843,967	9,454,815	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	4,120,295	4,082,818	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.003%	3/25/37	7,044,462	636,708	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.887%	6/25/37	2,572,929	2,089,740	(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.305%	7/15/46	450,000	$432,767	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,628,958
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.184%	11/15/50	30,822,493	1,507,192	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,862,687
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	7,415,465	(a)(c)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.201%	6/15/45	64,834	1	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	269,347	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	0.996%	3/15/47	40,247,609	537,064	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,832,841,956)				2,731,997,500

SENIOR LOANS - 6.2%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	26,242,725	25,872,571	(c)(m)(n)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.207%	3/1/27	48,377,251	47,542,018	(c)(m)(n)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.457%	3/9/27	21,180,000	20,641,710	(c)(m)(n)

Total Diversified Telecommunication Services				94,056,299

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.199%	2/15/24	8,940,517	8,893,937	(c)(m)(n)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	22,690,800	22,305,851	(c)(m)(n)

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.210%	4/30/25	43,590,379	$43,474,647	(c)(m)(n)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.210%	2/1/27	11,238,006	11,159,228	(c)(m)(n)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.947%	11/18/24	3,269,597	3,221,779	(c)(m)(n)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.457%	5/1/26	28,443,041	28,313,341	(c)(m)(n)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.731%	9/18/26	46,474,474	46,354,105	(c)(m)(n)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.690%)	3.927%	1/31/26	9,594,493	9,404,138	(c)(m)(n)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.957%	12/17/26	25,352,512	24,999,858	(c)(m)(n)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	8,034,785	8,001,320	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.897%	1/31/28	39,153,074	38,737,072	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	3.647%	1/31/29	4,840,000	4,818,075	(c)(m)(n)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.897%	4/28/28	7,475,074	7,376,964	(c)(m)(n)

Total Media				225,860,527

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.647%	1/15/26	6,365,371	6,285,804	(c)(f)(m)(n)
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	2.897%	4/15/27	4,815,400	4,740,761	(c)(m)(n)

Total Wireless Telecommunication Services				11,026,565

TOTAL COMMUNICATION SERVICES				362,143,179

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%††
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.707%	4/30/26	14,413,363	$14,254,816	(c)(m)(n)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	42,269,903	42,023,469	(c)(m)(n)
ServiceMaster Co. LLC, Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	11/5/26	5,124,484	5,100,988	(c)(m)(n)

Total Diversified Consumer Services				47,124,457

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.207%	11/19/26	33,067,984	32,416,875	(c)(m)(n)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/17/28	14,578,184	14,487,071	(c)(f)(m)(n)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.207%	3/11/25	3,770,135	3,707,927	(c)(m)(n)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.207%	1/15/27	4,838,396	4,755,756	(c)(m)(n)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.207%	12/23/24	31,473,059	31,350,629	(c)(m)(n)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.957%	7/21/25	19,040,050	19,001,970	(c)(m)(n)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (1 mo. USD LIBOR + 2.250%)	3.743%	3/29/27	9,349,350	9,273,386	(c)(f)(m)(n)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.209%	11/30/23	11,234,386	11,215,063	(c)(m)(n)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.207%	6/22/26	39,483,408	39,136,152	(c)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.957%	5/29/26	11,357,770	11,288,544	(c)(m)(n)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	3.207%	8/14/24	46,295,386	$46,179,879	(c)(m)(n)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.710%	2/8/27	29,450,982	29,103,314	(c)(m)(n)

Total Hotels, Restaurants & Leisure				251,916,566

Specialty Retail - 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	4,979,869	4,954,994	(c)(m)(n)
Great Outdoors Group LLC, Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	10,060,420	10,036,829	(c)(m)(n)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	19,802,122	19,424,694	(c)(m)(n)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.256%	3/3/28	20,886,363	20,720,421	(c)(m)(n)

Total Specialty Retail				55,136,938

TOTAL CONSUMER DISCRETIONARY				368,432,777

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.506%	3/31/28	28,534,390	27,887,230	(c)(m)(n)

Food & Staples Retailing - 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.707%	1/29/27	14,049,750	13,823,971	(c)(m)(n)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	2.508%	9/14/26	3,178,996	3,122,282	(c)(m)(n)

Total Food & Staples Retailing				16,946,253

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	5,562,114	5,478,683	(c)(f)(m)(n)

TOTAL CONSUMER STAPLES				50,312,166

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.457%	8/4/28	62,862,118	$62,102,430	(c)(m)(n)

FINANCIALS - 1.0%
Capital Markets - 0.2%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	4.313%	11/1/28	17,724,774	17,633,403	(c)(m)(n)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	11,544,586	11,431,565	(c)(m)(n)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.957%	6/27/25	1,639,186	1,625,663	(c)(m)(n)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.506%	2/1/27	10,487,752	10,323,881	(c)(m)(n)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.457%	7/3/24	23,396,803	23,114,169	(c)(m)(n)

Total Capital Markets				64,128,681

Diversified Financial Services - 0.6%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.576%	10/22/26	42,436,750	41,402,566	(c)(m)(n)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.500%)	2.813%	2/2/28	30,102,162	29,981,151	(c)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	37,160,178	37,024,729	(c)(m)(n)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	3.313%	3/20/28	15,760,800	15,545,744	(c)(m)(n)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.207%	1/26/28	20,777,276	20,539,272	(c)(m)(n)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	11/5/28	39,440,000	38,914,265	(c)(m)(n)(o)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	28,119,109	$27,880,659	(c)(m)(n)
VFH Parent LLC, Initial Term Loan (the greater of 1 mo. Term SOFR or 0.500% + 3.000%)	3.500%	1/13/29	13,940,000	13,829,665	(c)(m)(n)

Total Diversified Financial Services				225,118,051

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	14,763,190	14,541,742	(c)(m)(n)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.457%	11/3/24	17,922,316	17,717,464	(c)(m)(n)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.707%	12/23/26	29,143,183	28,554,199	(c)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.707%	7/31/27	13,127,400	12,881,261	(c)(m)(n)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.582%	11/3/23	5,697,545	5,671,194	(c)(m)(n)

Total Insurance				79,365,860

TOTAL FINANCIALS				368,612,592

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	10/23/28	35,430,000	35,117,685	(c)(m)(n)

Health Care Providers & Services - 0.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	2/18/27	11,611,085	11,482,318	(c)(m)(n)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	15,544,351	15,464,220	(c)(m)(n)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.457%	11/15/27	44,602,086	43,916,329	(c)(m)(n)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.197%	11/16/25	20,090,131	20,003,241	(c)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.707%	3/5/26	23,682,017	23,456,327	(c)(m)(n)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.947%	3/5/26	17,152,146	$16,995,890	(c)(m)(n)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	11/15/28	17,480,000	17,373,896	(c)(m)(n)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	42,349,289	41,908,010	(c)(m)(n)

Total Health Care Providers & Services				190,600,231

Health Care Technology - 0.2%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	7,792,754	7,724,567	(o)
AthenaHealth Group Inc., Term Loan B (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/15/29	45,977,246	45,574,945	(c)(m)(n)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	32,719,266	32,584,299	(c)(m)(n)

Total Health Care Technology				85,883,811

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	24,134,307	24,051,406	(c)(m)(n)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	6,014,215	5,993,556	(c)(m)(n)

Total Life Sciences Tools & Services				30,044,962

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	5.006%	10/1/27	38,261,693	38,261,693	(c)(f)(m)(n)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	23,839,200	23,638,116	(c)(m)(n)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	39,402,250	39,306,306	(c)(m)(n)

Total Pharmaceuticals				101,206,115

TOTAL HEALTH CARE				442,852,804

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	7,547,945	$7,484,580	(c)(m)(n)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.707%	12/9/25	1,943,856	1,913,785	(c)(m)(n)

Total Aerospace & Defense				9,398,365

Airlines - 0.2%
Air Canada, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	14,730,000	14,607,225	(c)(m)(n)
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	14,794,580	(c)(m)(n)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	28,076,400	27,793,671	(c)(m)(n)

Total Airlines				57,195,476

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/26/29	48,000,000	47,115,120	(c)(m)(n)
Quikrete Holdings Inc., Term Loan B1	—	6/9/28	16,700,000	16,429,794	(o)

Total Building Products				63,544,914

Commercial Services & Supplies - 0.4%
Ali Group SRL, Term Loan B	—	10/13/28	32,730,000	32,307,292	(o)
Allied Universal Holdco LLC, USD Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	43,323,082	42,715,693	(c)(m)(n)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.957%	10/1/26	26,199,547	25,943,053	(c)(m)(n)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.710%	10/30/26	7,439,555	7,367,838	(c)(m)(n)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	3,597,048	3,589,188	(c)(m)(n)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.457%	8/27/25	21,894,263	21,866,895	(c)(f)(m)(n)

Total Commercial Services & Supplies				133,789,959

See Notes to Schedule of Investments.

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(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.506%	6/7/28	4,973,244	$4,916,251	(c)(m)(n)

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	8,277,094	8,143,915	(c)(m)(n)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	12/30/26	48,301,671	47,841,356	(c)(m)(n)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.992%	2/24/25	17,030,000	16,900,487	(c)(m)(n)

Total Road & Rail				64,741,843

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	8/15/25	12,165,089	12,089,057	(c)(f)(m)(n)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	2.756%	10/6/23	5,500,000	5,472,500	(c)(m)(n)

Total Trading Companies & Distributors				17,561,557

TOTAL INDUSTRIALS				359,292,280

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.707%	4/6/26	1,950,000	1,902,059	(c)(m)(n)

Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B	—	12/8/28	20,760,000	20,656,200	(f)(o)

IT Services - 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.207%	4/28/28	12,336,836	12,154,004	(c)(m)(n)

Software - 0.5%
Cloudera Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/10/28	12,340,000	12,208,888	(c)(m)(n)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.457%	10/16/26	45,007,996	44,748,525	(c)(m)(n)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	52,269,000	$51,955,386	(c)(m)(n)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	39,225,879	39,029,749	(c)(m)(n)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	44,919,238	44,470,046	(c)(m)(n)
Seattle SpinCo Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	3.207%	6/21/24	1,308,946	1,295,038	(c)(m)(n)

Total Software				193,707,632

TOTAL INFORMATION TECHNOLOGY				228,419,895

MATERIALS - 0.2%
Chemicals - 0.1%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	17,249,127	16,975,297	(c)(m)(n)

Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	2.071%	7/1/26	9,703,283	9,583,496	(c)(m)(n)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.207%	2/4/27	27,417,443	27,025,785	(c)(m)(n)

Total Containers & Packaging				36,609,281

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.207%	9/7/27	12,710,453	12,598,347	(c)(m)(n)

TOTAL MATERIALS				66,182,925

TOTAL SENIOR LOANS (Cost - $2,323,521,022)				2,308,351,048

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	5,225,000	4,931,409	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	23,789,700	23,697,011	(a)

See Notes to Schedule of Investments.

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(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	$26,064,370	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,581,494	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,438,647	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	835,250	810,362	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.466%	12/27/39	1,990,627	2,016,069	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.957%	10/25/37	47,370,000	47,515,606	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	2.207%	10/25/37	108,930,000	106,033,551	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	116,090	139	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	8,680,889	8,159,754	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	1.137%	12/25/36	41,384	34,468	(a)(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.547%	11/15/36	293,696	248,264	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.537%	1/15/37	2,423,242	2,314,357	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.199%	8/9/24	56,168,325	54,942,648	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	60,774,472	59,430,141	(a)(c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	41,805,225	37,589,139	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	418,895	428,855	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.607%	11/25/69	14,449,644	14,369,015	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.807%	3/25/36	6,910,740	7,013,937	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,989,386	4,004,532

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.617%	10/25/36	8,719,596	$8,629,868	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	50,676,957
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.957%	10/25/34	1,361,305	1,361,144	(a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.857%	10/25/46	4,788,077	4,428,670	(a)(c)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	62,630,000	57,245,498	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,573,954	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	41,500,000	40,047,500	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.597%	12/25/36	66,186,249	59,818,543	(c)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,742,424	6,927,209	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,384,315	6,414,325	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	22,535,993	21,109,426	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	14,866,740	13,621,640	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.617%	10/25/36	3,190,634	1,239,923	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.477%	10/25/33	119,723	118,847	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.117%	2/26/29	18,137,842	18,073,217	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.827%	6/25/33	14,759,858	14,234,336	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	0.807%	3/25/33	7,953,911	7,706,487	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	93

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(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	0.767%	5/25/32	3,192,077	$3,100,803	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	18,417,891	18,809,319	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	2,917,031	2,822,144	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	898,251	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	1.057%	9/25/47	15,802,289	15,450,346	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,039,151	19,789,036	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	24,515,534	22,814,232
Origen Manufactured Housing Contract Trust, 2006-A A2	1.862%	10/15/37	5,795,486	5,753,181	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.627%	4/15/37	7,351,514	6,957,105	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	2.257%	7/25/35	1,595,929	1,584,763	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	1.582%	8/25/33	825,015	807,887	(c)
RAMP Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.807%	10/25/36	17,250,000	16,859,408	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	1.697%	3/25/34	4,372,025	4,281,518	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,504,200	8,907,953
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.957%	10/25/32	1,238,071	1,208,700	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	5,476,790	5,516,633
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A1 (1 mo. USD LIBOR + 0.100%)	0.557%	10/25/36	25,495,475	10,638,331	(c)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A2 (1 mo. USD LIBOR + 0.320%)	0.777%	10/25/36	69,493,231	$29,381,356	(c)
Securitized Asset Backed Receivables LLC Trust, 2006-WM3 A3 (1 mo. USD LIBOR + 0.440%)	0.897%	10/25/36	35,227,043	14,989,664	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	1.496%	12/17/68	14,100,000	13,915,817	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	22,613,470	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	10,269,804	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	18,674,666	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,076,443	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	39,383,373	36,428,127	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	16,100,580	15,527,044	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.677%	2/25/36	1,082,397	33,520	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.300%)	0.757%	3/25/37	21,946,005	19,843,631	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	2.707%	8/25/37	17,510,000	17,567,948	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.702%	5/25/31	4,124,843	3,768,571	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,454,419	2,411,864	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	33,750,254	30,817,968	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	19,107,863	17,901,599	(a)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.457%	5/25/58	21,264,232	21,285,492	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	27,056,064	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS		VALUE
ASSET-BACKED SECURITIES - (continued)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,441,538		$4,458,356
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	8,642,476		8,698,374
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,910,350		3,643,588	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,268,263,451)					1,192,414,288

			FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Japan - 0.2%
Japanese Government CPI Linked Bond (Cost - $93,242,975)	0.100%	3/10/26	9,506,317,775	JPY	81,764,953

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $61,488,977)			2,000,000		53,980,000

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Japanese Yen Futures, Call @ $83.00	5/6/22	143	178,750		123,337
U.S. Treasury 5-Year Notes Futures, Call @ $114.50	4/22/22	7,934	7,934,000		5,454,625
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	4/1/22	20	20,000		4,063
U.S. Treasury 10-Year Notes Futures, Call @ $123.25	4/22/22	4,930	4,930,000		3,312,344

TOTAL PURCHASED OPTIONS (Cost - $7,872,551)					8,894,369

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,534,940,600)					37,265,135,734

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $704,776,206)	0.195%	704,776,206	$704,776,206	(p)

TOTAL INVESTMENTS - 102.5% (Cost - $40,239,716,806)			37,969,911,940
Liabilities in Excess of Other Assets - (2.5)%			(940,298,596)

TOTAL NET ASSETS - 100.0%			$37,029,613,344

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2022, the Fund held TBA securities with a total cost of $1,410,121,516.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)	The coupon payment on this security is currently in default as of March 31, 2022.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan is unfunded as of March 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $704,776,206 and the cost was $704,776,206 (Note 2).

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:
ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$99.00		209	522,500	$(19,594)
Euro-Bund Futures, Call	4/22/22	161.50	EUR	138	13,800,000	(67,172)
Euro-Bund Futures, Call	4/22/22	162.00	EUR	275	27,500,000	(109,519)
U.S. Treasury 5-Year Notes Futures, Call	4/1/22	114.50		3,591	3,591,000	(1,066,078)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	114.75		2,174	2,174,000	(1,188,906)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	115.00		5,542	5,542,000	(2,381,331)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	115.75		13,350	13,350,000	(2,503,125)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	116.50		9,664	9,664,000	(830,505)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	117.00		420	420,000	(22,969)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	117.50		630	630,000	(24,610)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.25		9,400	9,400,000	(220,317)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.50		2,416	2,416,000	(56,626)

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d) SCHEDULE OF WRITTEN OPTIONS (cont’d)	March 31, 2022

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	$119.00	634	634,000	$(9,906)
U.S. Treasury 5-Year Notes Futures, Call	5/20/22	114.75	5,282	5,282,000	(4,374,156)
U.S. Treasury 5-Year Notes Futures, Put	4/22/22	114.00	7,730	7,730,000	(2,476,019)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	121.75	414	414,000	(478,687)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	122.00	1,037	1,037,000	(972,187)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	122.75	1,263	1,263,000	(434,156)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	123.50	312	312,000	(19,500)
U.S. Treasury 10-Year Notes Futures, Call	4/1/22	124.25	156	156,000	(2,438)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	122.25	311	311,000	(379,031)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	122.50	10,367	10,367,000	(11,014,937)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	123.00	13,594	13,594,000	(10,832,719)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	123.50	207	207,000	(116,438)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.00	9,150	9,150,000	(3,574,219)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.50	4,605	4,605,000	(1,223,203)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	125.00	208	208,000	(39,000)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	125.50	258	258,000	(32,250)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	126.00	622	622,000	(58,313)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	127.00	6,148	6,148,000	(384,250)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	127.50	155	155,000	(7,266)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	128.00	1,581	1,581,000	(74,109)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	128.50	466	466,000	(14,563)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	129.00	1,555	1,555,000	(48,594)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.00	15,265	15,265,000	(11,925,781)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.50	4,145	4,145,000	(2,525,859)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	126.00	1,239	1,239,000	(367,828)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	127.00	4,183	4,183,000	(784,312)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	130.00	4,177	4,177,000	(326,328)
U.S. Treasury 10-Year Notes Futures, Put	4/1/22	122.50	632	632,000	(88,875)
U.S. Treasury 10-Year Notes Futures, Put	4/1/22	122.75	846	846,000	(185,062)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	122.25	634	634,000	(376,437)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	126.50	318	318,000	(1,177,594)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	127.00	470	470,000	(1,968,125)
U.S. Treasury Long-Term Bonds Futures, Call	4/1/22	152.00	156	156,000	(12,188)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	152.00	311	311,000	(311,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	153.00	624	624,000	(448,500)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d) SCHEDULE OF WRITTEN OPTIONS (cont’d)	March 31, 2022

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	$154.00	619	619,000	$(319,172)
U.S. Treasury Long-Term Bonds Futures, Call	4/22/22	156.00	103	103,000	(28,969)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	155.00	311	311,000	(306,141)
U.S. Treasury Long-Term Bonds Futures, Call	5/20/22	156.00	104	104,000	(82,875)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $73,161,026)					$(66,291,739)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
EUR	— Euro

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	7,326	6/22	$1,807,576,010	$1,807,049,475	$(526,535)
90-Day Eurodollar	53,874	12/22	13,251,446,809	13,110,237,900	(141,208,909)
90-Day Eurodollar	8,459	6/23	2,098,720,404	2,048,558,325	(50,162,079)
90-Day Eurodollar	2,039	9/23	504,990,057	493,845,800	(11,144,257)
90-Day Eurodollar	18,447	12/23	4,531,097,369	4,472,013,975	(59,083,394)
Australian 10-Year Bonds	3,620	6/22	356,908,306	343,327,350	(13,580,956)
Australian Dollar	10,644	6/22	778,127,375	797,927,460	19,800,085
British Pound	2,720	6/22	222,622,539	223,227,000	604,461
Canadian Dollar	364	6/22	28,278,570	29,152,760	874,190
Euro	5,521	6/22	755,278,321	765,969,737	10,691,416
Euro-Bobl	1,460	6/22	212,124,336	208,125,008	(3,999,328)
Euro-Bund	2,940	6/22	534,080,172	516,021,818	(18,058,354)
Euro-OAT	1,520	6/22	267,136,613	254,764,065	(12,372,548)
Japanese Yen	5,828	6/22	631,332,670	600,101,875	(31,230,795)
Mexican Peso	16,585	6/22	383,053,928	412,386,025	29,332,097
Swiss Franc	344	6/22	46,479,560	46,745,300	265,740
U.S. Treasury 5-Year Notes	146,606	6/22	17,209,576,490	16,813,875,625	(395,700,865)
U.S. Treasury Ultra Long-Term Bonds	3,407	6/22	624,472,074	603,464,875	(21,007,199)

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
United Kingdom
Long Gilt Bonds	7	6/22	$1,130,789	$1,114,776	$(16,013)

					(696,523,243)

Contracts to Sell:
30-Day Federal Funds	12,123	4/22	5,033,290,412	5,034,352,185	(1,061,773)
3-Month Euribor	35,328	6/22	9,807,016,122	9,803,130,840	3,885,282
90-Day Eurodollar	260	4/22	64,230,829	64,348,375	(117,546)
90-Day Eurodollar	14,923	6/22	3,675,204,212	3,673,669,525	1,534,687
Euro-Buxl	881	6/22	196,534,476	181,471,684	15,062,792
Japanese 10-Year Bonds	305	6/22	377,652,834	375,049,285	2,603,549
U.S. Treasury 2-Year Notes	6,043	6/22	1,296,894,437	1,280,643,897	16,250,540
U.S. Treasury 10-Year Notes	20,786	6/22	2,563,587,110	2,554,079,750	9,507,360
U.S. Treasury Long-Term Bonds	3,436	6/22	529,363,164	515,614,750	13,748,414
U.S. Treasury Ultra 10-Year Notes	4,227	6/22	590,476,761	572,626,406	17,850,355

					79,263,660

Net unrealized depreciation on open futures contracts					$(617,259,583)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,418,333	RUB	178,710,000	Bank of America N.A.	4/19/22	$(735,910)
USD	2,076,321	RUB	211,784,757	BNP Paribas SA	4/19/22	(476,618)
USD	2,086,432	RUB	179,433,164	BNP Paribas SA	4/19/22	(76,528)
BRL	22,185,841	USD	4,639,157	Citibank N.A.	4/19/22	(4,229)
BRL	159,143,232	USD	33,100,362	Citibank N.A.	4/19/22	146,856
BRL	188,184,548	USD	39,479,828	Citibank N.A.	4/19/22	(165,478)
BRL	597,900,000	USD	102,345,087	Citibank N.A.	4/19/22	22,564,478
EUR	33,000,000	USD	37,783,795	Citibank N.A.	4/19/22	(1,257,397)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	4,359,319,201	USD	57,842,755	Citibank N.A.	4/19/22	$(429,590)
USD	66,170,747	BRL	316,230,000	Citibank N.A.	4/19/22	105,934
USD	87,356,389	BRL	415,896,691	Citibank N.A.	4/19/22	469,828
USD	208,987,155	CNY	1,342,220,000	Citibank N.A.	4/19/22	(2,365,525)
USD	328,567,570	CNY	2,108,188,099	Citibank N.A.	4/19/22	(3,398,280)
USD	6,628,092	EUR	6,000,000	Citibank N.A.	4/19/22	(13,071)
USD	6,659,466	EUR	6,000,000	Citibank N.A.	4/19/22	18,303
USD	9,982,710	EUR	9,000,000	Citibank N.A.	4/19/22	20,965
USD	11,632,530	EUR	10,500,000	Citibank N.A.	4/19/22	10,494
USD	722,437,666	EUR	638,330,589	Citibank N.A.	4/19/22	15,894,711
USD	1,420,458	IDR	20,598,770,000	Citibank N.A.	4/19/22	(12,656)
USD	3,054,408	IDR	44,360,383,873	Citibank N.A.	4/19/22	(31,868)
USD	7,911,830	IDR	114,733,400,000	Citibank N.A.	4/19/22	(70,492)
USD	658,379	MXN	13,700,000	Citibank N.A.	4/19/22	(28,124)
USD	84,367,116	MXN	1,755,570,000	Citibank N.A.	4/19/22	(3,603,984)
USD	112,719,336	MXN	2,362,710,000	Citibank N.A.	4/19/22	(5,675,371)
USD	4,011,443	RUB	435,241,600	Citibank N.A.	4/19/22	(1,235,136)
USD	10,004,779	RUB	860,411,015	Citibank N.A.	4/19/22	(366,965)
EUR	40,000,000	USD	45,398,280	Goldman Sachs Group Inc.	4/19/22	(1,123,857)
GBP	59,432,403	USD	80,581,602	Goldman Sachs Group Inc.	4/19/22	(2,518,397)
JPY	1,000,000,000	USD	8,668,516	Goldman Sachs Group Inc.	4/19/22	(451,328)
RUB	406,015,041	USD	5,297,052	Goldman Sachs Group Inc.	4/19/22	(402,781)
RUB	32,547,028,315	USD	422,271,892	Goldman Sachs Group Inc.	4/19/22	(29,936,790)
USD	1,359,003	BRL	6,480,000	Goldman Sachs Group Inc.	4/19/22	5,242
USD	3,160,883	BRL	15,030,000	Goldman Sachs Group Inc.	4/19/22	20,909
USD	9,955,836	BRL	47,340,000	Goldman Sachs Group Inc.	4/19/22	65,856
USD	13,166,796	BRL	62,670,000	Goldman Sachs Group Inc.	4/19/22	74,168
USD	59,784,194	BRL	284,840,000	Goldman Sachs Group Inc.	4/19/22	277,185
USD	890,610	RUB	94,850,000	Goldman Sachs Group Inc.	4/19/22	(252,750)
USD	6,028,645	RUB	617,936,155	Goldman Sachs Group Inc.	4/19/22	(1,420,208)
USD	8,197,317	RUB	736,733,879	Goldman Sachs Group Inc.	4/19/22	(683,572)
USD	9,349,731	RUB	995,746,329	Goldman Sachs Group Inc.	4/19/22	(2,653,400)
USD	10,047,742	RUB	1,049,989,077	Goldman Sachs Group Inc.	4/19/22	(2,609,253)
USD	10,119,106	RUB	870,243,092	Goldman Sachs Group Inc.	4/19/22	(371,158)
USD	10,119,106	RUB	877,832,427	Goldman Sachs Group Inc.	4/19/22	(462,643)
USD	20,499,513	RUB	2,219,072,306	Goldman Sachs Group Inc.	4/19/22	(6,250,086)
USD	20,513,926	RUB	1,733,426,724	Goldman Sachs Group Inc.	4/19/22	(381,504)
USD	31,630,329	RUB	3,368,630,000	Goldman Sachs Group Inc.	4/19/22	(8,976,506)
USD	37,514,635	RUB	4,032,823,305	Goldman Sachs Group Inc.	4/19/22	(11,098,655)

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2022 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,430,154	RUB	7,758,791,663	Goldman Sachs Group Inc.	4/19/22	$(20,097,472)
AUD	280,324,721	USD	200,984,975	JPMorgan Chase & Co.	4/19/22	8,828,299
CNY	3,035,168,991	USD	476,478,649	JPMorgan Chase & Co.	4/19/22	1,454,252
USD	7,256,960	AUD	10,000,000	JPMorgan Chase & Co.	4/19/22	(227,691)
USD	12,351,438	AUD	16,500,000	JPMorgan Chase & Co.	4/19/22	1,764
USD	47,071,187	CHF	43,000,000	JPMorgan Chase & Co.	4/19/22	507,456
USD	83,613,608	CNH	536,285,141	JPMorgan Chase & Co.	4/19/22	(670,340)
USD	390,943,036	CNH	2,488,244,130	JPMorgan Chase & Co.	4/19/22	(115,793)
USD	230,453,236	CNY	1,479,625,000	JPMorgan Chase & Co.	4/19/22	(2,535,922)
USD	31,603,355	MXN	655,864,429	JPMorgan Chase & Co.	4/19/22	(1,261,820)
USD	4,238,535	RUB	459,881,056	JPMorgan Chase & Co.	4/19/22	(1,305,058)
USD	8,487,679	RUB	853,011,712	JPMorgan Chase & Co.	4/19/22	(1,794,871)
BRL	369,257,618	USD	63,566,469	Morgan Stanley & Co. Inc.	4/19/22	13,576,546
CAD	1,553,435,939	USD	1,220,630,919	Morgan Stanley & Co. Inc.	4/19/22	21,862,073
JPY	9,349,983,258	USD	80,805,666	Morgan Stanley & Co. Inc.	4/19/22	(3,975,100)
USD	9,157,932	EUR	8,000,000	Morgan Stanley & Co. Inc.	4/19/22	303,047
ZAR	728,620,000	USD	45,776,214	Morgan Stanley & Co. Inc.	4/19/22	3,966,019

Total						$(31,349,792)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
1,182,383,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(589)	$(1,570,774)
520,862,000		11/18/23	3.970%**	CPURNSA**	(1,921,595)	16,181,905
3,597,809,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(78,192,161)
379,970,000		10/20/26	2.950%**	CPURNSA**	(198,855)	18,885,304
520,862,000		11/18/26	CPURNSA**	3.370%**	5,153,026	(19,251,562)
591,904,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(1,014,019)	13,881,819
400,173,000		3/4/27	Daily SOFR Compound annually	1.550% annually	(611,524)	(11,595,376)
1,429,588,000		5/15/27	0.710% annually	Daily SOFR Compound annually	4,605,388	98,856,302
244,183,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(1,688,297)	16,355,186
878,109,000		8/15/28	1.130% annually	Daily SOFR Compound annually	6,366,371	47,538,492
441,554,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(194,285)	24,928,747
251,692,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(14,686)	14,803,090
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,201,809	(9,109,054)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,462,020	(9,468,404)
379,970,000		10/20/31	CPURNSA**	2.770%**	312,783	(21,951,163)
379,990,000		10/20/31	1.733% annually	Daily SOFR Compound annually	1,496,859	3,132,575

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	199,961,000		3/18/32	2.000% annually	Daily SOFR Compound annually	$1,620,828	$590,397
	374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	101,228,917
	163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	39,625,513
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	16,343	2,014,217
	289,607,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	1,683,512	37,434,325
	174,372,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(2,452,602)	20,435,797
	193,568,000		2/15/47	1.729% annually	Daily SOFR Compound annually	2,453,765	9,665,777
	159,450,000		5/15/47	1.630% annually	Daily SOFR Compound annually	7,064,630	5,971,399
	19,814,000		8/15/47	1.650% annually	Daily SOFR Compound annually	1,992,261	(399,973)
	52,426,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(6,553)	2,531,310
	159,937,000		7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(712,818)	21,641,168

Total						$29,806,382	$344,163,773

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	1.148%	1.000% quarterly	$(319,401)	$(2,062,318)	$1,742,917
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	1.268%	1.000% quarterly	(881,995)	(2,133,906)	1,251,911
Teva Pharmaceutical Finance Co. BV, 2.950%, due 12/18/22	25,010,000	6/20/26	2.762%	1.000% quarterly	(1,624,950)	(2,082,136)	457,186

Total	$154,690,000				$(2,826,346)	$(6,278,360)	$3,452,014

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$656,390,000	6/20/27	5.000% quarterly	$35,341,351	$33,640,818	$1,700,533
Markit CDX.NA.IG.38 Index	8,050,999,000	6/20/27	1.000% quarterly	127,270,192	110,988,922	16,281,270

Total	$8,707,389,000			$162,611,543	$144,629,740	$17,981,803

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2022 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)
TONA	— Tokyo Overnight Average Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2022 Quarterly Report	107

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

108

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

109

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,578,829,415	$18,236,782	$3,597,066,197
Other Corporate Bonds & Notes	—	8,934,670,136	—	8,934,670,136
U.S. Government & Agency Obligations	—	8,975,959,125	—	8,975,959,125
Mortgage-Backed Securities	—	6,497,031,349	—	6,497,031,349
Sovereign Bonds	—	2,883,006,769	—	2,883,006,769
Collateralized Mortgage Obligations	—	2,731,997,500	—	2,731,997,500
Senior Loans:
Communication Services	—	355,857,375	6,285,804	362,143,179
Consumer Discretionary	—	344,672,320	23,760,457	368,432,777
Consumer Staples	—	44,833,483	5,478,683	50,312,166
Health Care	—	404,591,111	38,261,693	442,852,804
Industrials	—	325,336,328	33,955,952	359,292,280
Information Technology	—	207,763,695	20,656,200	228,419,895
Other Senior Loans	—	496,897,947	—	496,897,947
Asset-Backed Securities	—	1,192,414,288	—	1,192,414,288
Non-U.S. Treasury Inflation Protected Securities	—	81,764,953	—	81,764,953
Investments in Underlying Funds	$53,980,000	—	—	53,980,000
Purchased Options	8,894,369	—	—	8,894,369

Total Long-Term Investments	62,874,369	37,055,625,794	146,635,571	37,265,135,734

Short-Term Investments†	704,776,206	—	—	704,776,206

Total Investments	$767,650,575	$37,055,625,794	$146,635,571	$37,969,911,940

110

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$142,010,968	—	—	$142,010,968
Forward Foreign Currency Contracts††	—	$90,174,385	—	90,174,385
Centrally Cleared Interest Rate Swaps††	—	495,702,240	—	495,702,240
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	3,452,014	—	3,452,014
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	17,981,803	—	17,981,803

Total Other Financial Instruments	$142,010,968	$607,310,442	—	$749,321,410

Total	$909,661,543	$37,662,936,236	$146,635,571	$38,719,233,350

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$66,291,739	—	—	$66,291,739
Futures Contracts††	759,270,551	—	—	759,270,551
Forward Foreign Currency Contracts††	—	$121,524,177	—	121,524,177
Centrally Cleared Interest Rate Swaps††	—	151,538,467	—	151,538,467

Total	$825,562,290	$273,062,644	—	$1,098,624,934

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

111

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,796,111	$2,618,284,093	2,618,284,093	$1,931,303,998	1,931,303,998	—	$16,587	—	$704,776,206

112